SPROTT LOAN	9 Months Ended
May 31, 2021
Sprott Loans [Abstract]
SPROTT LOAN [Text Block]

5. SPROTT LOAN

On August 15, 2019, the Company announced it had entered into a senior secured credit facility with Sprott Private Resource Lending II (Collector), LP ("Sprott") and other lenders party thereto (the "Sprott Lenders") pursuant to which the Sprott Lenders advanced the Company $20.0 million in principal (the "Sprott Facility"). The loan was immediately drawn and was originally scheduled to mature on August 14, 2021.  Principal amounts of the Sprott Facility outstanding are charged interest at a rate of 11% per annum, compounded monthly.  Subsequent to period end the Cpmpany elected to exercise an option to extend the maturity date of $10.0 million in principal by one year in exchange for a payment in cash of $300 being equal to three percent of the outstanding principal amount not being repaid on the original maturity date.  A further payment of $1.3 million is due to be paid to Sprott by August 14, 2021 and is classified as a current liability, with the Company continuing to have the option to repay further amounts at its discretion.  During the nine-month period the Company made principal repayments of $8.7 million to Sprott, reducing the principal balance due at May 31, 2021 to $11.3 million. Scheduled interest payments are made monthly with interest of $1,282 having been paid to Sprott during the nine-month period ended May 31, 2021 (May 31, 2020 - $1,674).

The Company is required to maintain certain minimum working capital and cash balances under the Sprott Facility and is in compliance with these covenants at period end. As the Company held a right at May 31, 2021 to defer maturity of the entire balance for one year, the balance due is classified as long term for financial reporting purposes.

All fees directly attributable to the Sprott Facility are recorded against the loan balance and amortized using the effective interest method over the life of the loan. In connection with the original principal advance the Company issued Sprott 800,000 common shares worth $1,000. Effective interest of $1,454 was recognized during the nine-month period ended May 31, 2021 (May 31, 2020 - $2,096).